Liability for Unpaid Claims and Claim Adjustment Expenses	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Liability for Unpaid Claims and Claim Adjustment Expenses
9. Liability for Unpaid Claims and Claim Adjustment Expenses
Liabilities for policy and contract claims primarily represent liabilities for claims under medical stop-loss, group life and DI, and individual life policies. These liabilities are established on the basis of reported losses. The Company also provides for claims incurred but not reported (IBNR). For medical stop-loss and group life and DI policies, this is based on expected loss ratios, claims paying completion patterns and historical experience. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases. The Company reviews estimates for reported but unpaid claims and IBNR claims quarterly. Any necessary adjustments are reflected in earnings.
The following tables provide reconciliations of the beginning and ending liability balances for unpaid claims and claims adjustment expenses (CAE) disaggregated by medical stop-loss, group life and DI, and other. These reserves include policy and contract claims and certain amounts recorded in future policy benefits on the consolidated balance sheets.

Medical Stop-Loss	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Balance, beginning of period	$153.1	$114.6	$113.1	$122.9
Less: reinsurance recoverables	12.4	7.7	3.4	3.6
Net balance, beginning of period	140.7	106.9	109.7	119.3
Incurred related to insured events of:
The current year	502.3	460.6	351.9	28.1
Prior years	(2.7)	7.5	(5.2)	(0.5)
Total incurred	499.6	468.1	346.7	27.6
Paid related to insured events of:
The current year	370.1	331.2	276.7	1.9
Prior years	127.2	103.1	72.8	35.3
Total paid	497.3	434.3	349.5	37.2
Net balance, end of period	143.0	140.7	106.9	109.7
Add: reinsurance recoverables	6.4	12.4	7.7	3.4
Balance, end of period	$149.4	$153.1	$114.6	$113.1

Group Life and DI	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Balance, beginning of period	$184.2	$149.9	$122.2	$119.8
Less: reinsurance recoverables	41.9	48.4	76.7	76.9
Net balance, beginning of period	142.3	101.5	45.5	42.9
Incurred related to insured events of:
The current year	199.7	150.4	122.6	6.8
Prior years	(2.2)	2.7	5.7	0.5
Total incurred	197.5	153.1	128.3	7.3
Paid related to insured events of:
The current year	106.2	79.1	52.5	0.2
Prior years	43.9	33.2	19.8	4.5
Total paid	150.1	112.3	72.3	4.7
Net balance, end of period	189.7	142.3	101.5	45.5
Add: reinsurance recoverables	40.3	41.9	48.4	76.7
Balance, end of period	$230.0	$184.2	$149.9	$122.2

	Successor Company			Predecessor Company
Other	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Balance, beginning of period	$29.6	$33.0	$27.2	$24.5
Less: reinsurance recoverables	4.7	6.7	3.8	4.4
Net balance, beginning of period	24.9	26.3	23.4	20.1
Incurred related to insured events of:
The current year	118.1	111.0	99.3	7.6
Prior years	3.8	(0.1)	4.8	2.5
Total incurred	121.9	110.9	104.1	10.1
Paid related to insured events of:
The current year	93.1	93.1	85.4	1.5
Prior years	21.2	19.2	15.8	5.3
Total paid	114.3	112.3	101.2	6.8
Net balance, end of period	32.5	24.9	26.3	23.4
Add: reinsurance recoverables	4.5	4.7	6.7	3.8
Balance, end of period	$37.0	$29.6	$33.0	$27.2

Claims Development – Short Duration Contracts
The Company's short duration contracts primarily include medical stop-loss and group life and DI. The following tables present information about claims development of short-duration contracts as of December 31, 2018, net of reinsurance. The tables also include cumulative claim frequency (presented in whole numbers) and the total of incurred but not reported (IBNR) liabilities plus expected development on reported claims included within the net incurred amounts. Claim frequency for medical stop-loss is measured on an individual claimant basis per policy year. Claim frequency for group life and DI is measured by claim event on an individual basis.
The information about incurred and paid claims development for the years ended December 31, 2013 through 2017 is presented as unaudited supplementary information. The recording and paying of claims and related reserves on short duration contracts was not impacted by the Merger, and therefore, the information presented below combines Predecessor and Successor Company for 2016.
The tables below present information for the number of years for which claims incurred typically remain outstanding. Medical stop-loss claims are typically paid within two years. Claims for group life and DI tend to develop over a longer period; however, prior to 2013, this business was substantially reinsured and did not materially impact the Company's results. Additionally, during the fourth quarter of 2016, the Company entered into an agreement to recapture the majority of the long-term DI business that had been ceded to a reinsurer, which impacted the retained incurred claims in later contract years. Prior to the recapture, long-term DI business was generally reinsured at 45% to 90%, depending on year of issue, and prior period amounts have not been adjusted to reflect the recapture.
Medical Stop-Loss

	For the Years Ended December 31,		As of December 31, 2018
			Related IBNR Reserves	Cumulative Number of Reported Claims
Year of Insured Event	2017	2018
Incurred Claims, Net of Reinsurance:
2017	$460.6	$466.6	$8.5	5,753
2018		502.3	105.4	3,079
Total		$968.9	$113.9
Cumulative Paid Claims, Net of Reinsurance:
2017	$331.2	$455.8
2018		370.1
Total		825.9
Liabilities for unpaid claims prior to 2016, net of reinsurance		—
Total liabilities for unpaid claims, net of reinsurance		$143.0
Group Life and DI

	For the Years Ended December 31,						As of December 31, 2018
	2013	2014	2015	2016	2017		Related IBNR Reserves	Cumulative Number of Reported Claims
Year of Insured Event	(Unaudited)					2018
Incurred Claims, Net of Reinsurance:
2013	$21.9	$23.5	$23.0	$26.6	$27.5	$27.7	$—	1,613
2014		41.3	42.1	56.2	56.1	58.0	—	3,895
2015			73.6	92.1	90.8	90.0	—	5,702
2016				106.5	105.6	103.5	—	6,889
2017					157.9	153.1	5.1	9,714
2018						208.1	50.5	11,506
Total						$640.4	$55.6
Cumulative Paid Claims, Net of Reinsurance:
2013	$15.1	$19.7	$21.3	$22.0	$22.8	$23.2
2014		25.3	32.6	35.9	39.8	42.3
2015			39.9	57.1	66.1	69.8
2016				53.4	74.2	80.1
2017					80.7	112.0
2018						106.2
Total						$433.6
Liabilities for unpaid claims prior to 2013, net of reinsurance						2.4
Total liabilities for unpaid claims, net of reinsurance						$209.2

Reconciliation
The reconciliation of the December 31, 2018 net incurred and paid claims development tables to the unpaid claims liability is as follows:

Reconciliation of the Claims Development Information to the Liability for Unpaid Claims and CAE
As of December 31, 2018
Net outstanding liabilities for unpaid claims
Medical Stop-Loss	$143.0
Group Life and DI	209.2
Other	4.1
Liabilities for unpaid claims, net of reinsurance	356.3

Reinsurance recoverable on unpaid claims
Medical Stop-Loss	6.4
Group Life and DI	40.3
Other	—
Total reinsurance recoverable on unpaid claims	46.7

Insurance lines other than short duration, net	32.9
Impact of discounting	(19.5)
Total gross liability for unpaid claims	$416.4

Claims Duration and Payout
The following is required unaudited supplementary information about average historical percentage payout of incurred claims by age, net of reinsurance. The calculation uses the amount of claims paid in each development year compared with the estimated incurred claims as of December 31, 2018:

Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance (Unaudited)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6
Group Life and DI	49.7%	17.8%	6.7%	4.5%	3.5%	1.5%